SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) property
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	734
Fair value	$ 69,201
Debt	39,320
Commercial Development properties and land/parking lots
Real Estate And Accumulated Depreciation By Property [Line Items]
Fair value	3,409
Development properties and land
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	676
Corporate facilities
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	9,900
Hospitality
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	4,699
Deferred finance costs	$ 258
Core Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	76
Fair value	$ 24,167
Debt	$ 13,187
Core Retail
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	63
Fair value	$ 20,293
Debt	$ 10,179
LP Investments - Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	111
Fair value	$ 7,946
Debt	$ 4,950
LP Investments Retail
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	34
Fair value	$ 2,384
Debt	$ 1,521
Multifamily
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	38
Fair value	$ 2,355
Debt	$ 1,978
Triple Net Lease
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	216
Fair value	$ 3,582
Debt	$ 2,698
Student Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	53
Fair value	$ 2,757
Debt	$ 1,675
Manufactured Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	136
Fair value	$ 2,718
Debt	$ 1,195
Mixed-Use
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	7
Fair value	$ 2,999
Debt	$ 1,937
United States | Core Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	38
Fair value	$ 14,358
Debt	$ 8,088
Canada | Core Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	24
Fair value	$ 4,639
Debt	$ 2,161
Australia | Core Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	9
Fair value	$ 2,366
Debt	$ 1,451
Europe | Core Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	3
Fair value	$ 2,495
Debt	$ 1,430
Brazil | Core Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	2
Fair value	$ 309
Debt	$ 57